TRANSACTIONS WITH RELATED PARTIES (Details) ₫ in Millions		12 Months Ended
		Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, revenues	[1]	₫ 44,019,015	$ 1,808,876,721	₫ 27,883,821	[2]	₫ 13,927,746	[2]
Sponsorship contribution - accounted for as deemed contribution | Pham Nhat Vuong
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		5,900,800	242,500,000
Related party
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, revenues		13,482,800	554,000,000	19,305,400		1,023,300
Related party | Borrowings | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings		60,854,614	2,500,703,267	91,531,622		65,338,768
Related party | Borrowings | Asian Star
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings						94,920
Related party | Borrowings | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings						500,000
Related party | Borrowings | Vincom Retail JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings				3,540,000		3,250,000
Related party | Borrowings | Vincom Retail Operation LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings		2,130,000	87,528,251	6,920,000		4,570,000
Related party | Borrowings | Suoi Hoa JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings		230,000	9,451,407	685,000
Related party | Borrowings | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings		18,474,000	759,153,483
Related party | Borrowings | Vincom Retail Landmark 81 LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings		140,000	5,753,031
Related party | Borrowings | Thai Son Construction Investment JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings				7,500,000
Related party | Borrowings | Green City Development JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings				5,720,000
Related party | Borrowings | Metropolis Ha Noi JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings						1,725,000
Related party | Borrowings (converted from interest payable) | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings		2,792,567	114,755,167			2,625,845
Related party | Interest expense | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		8,014,773	329,351,675	4,341,287		2,808,526
Related party | Interest expense | VHIZ JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		1,485,300	61,035,546	1,729,858		1,326,838
Related party | Interest expense | VHIZ Hai Phong JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		283,217	11,638,258
Related party | Interest expense | Vincom Retail JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				42,262		54,547
Related party | Interest expense | Vincom Retail Operation LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		138,128	5,676,104	117,031		55,726
Related party | Interest expense | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		327,755	13,468,461
Related party | Interest expense | Thai Son Construction Investment JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				86,136
Related party | Interest expense | Green City Development JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				134,363
Related party | Capital contribution by offsetting against borrowings | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		20,000,000	821,861,516	1,173,000		45,733,714
Related party | Capital contribution receipt in cash | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				765,000		6,163,392
Related party | Capital contribution receipt in cash | Asian Star
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction						47,569
Related party | Sponsorship contribution - accounted for as deemed contribution | Asian Star
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				1,667,786
Related party | Sponsorship contribution - accounted for as deemed contribution | VIG
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		74,904	3,078,036
Related party | Sponsorship contribution - accounted for as deemed contribution | Pham Nhat Vuong
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		8,277,310	340,140,127	22,795,472		350,000
Related party | Sponsorship contribution - accounted for as deemed contribution | Vinsmart Research and Manufacture JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		12,000,000	493,116,910
Related party | Deemed contribution from owner to VinFast's customers | Pham Nhat Vuong
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		5,900,755	242,480,173
Related party | Consideration receivable from disposal of ICE assets which was used to offset against P-notes | VIG
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction						24,208,340
Related party | Consideration receivable from disposal of ICE assets which was used to offset against debts related to lease back ICE assets | VIG
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction						1,148,215
Related party | Cash received for disposal of ICE assets (inclusive of VAT receivable) | VIG
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		1,642,444	67,493,076			2,000,000
Related party | Cash received from selling car and e-scooter vouchers | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction						5,345,953
Related party | Sale of vehicles | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		1,613,572	66,306,637
Related party | Sale of smart devices | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		5,681	233,450	136,773		1,933
Related party | Service fee | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		82,934	3,408,013	68,002		95,811
Related party | Interest receivable | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				1,335		68,576
Related party | Interest receivable | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		2,071	85,104	331,394		77,711
Related party | Interest receivable | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		180,197	7,404,849
Related party | Interest receivable | Vinmec JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				15,671
Related party | Purchase of hospitality vouchers | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		55,423	2,277,502	160,564		56,095
Related party | Purchase of other services | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		126,523	5,199,219	96,026		99,224
Related party | Advance to buy voucher | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction						150,000
Related party | Hotel service expenses | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		19,370	795,973	43,044		99,794
Related party | Loan receivables | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, loan receivables				31,708		285,000
Related party | Loan receivables | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, loan receivables		300,000	12,327,923	11,210,000
Related party | Loan receivables | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		9,900,000	406,821,451
Related party | Loan receivables | Vinmec JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, loan receivables				1,040,000
Related party | Purchase of fixed assets, tools, materials and goods | Vinsmart Research and Manufacture JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		225,082	9,249,312	25,279		3,178,988
Related party | Contractual profit sharing under business investment and cooperation contract | VHIZ JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction						56,000
Related party | Payment on behalf | VHIZ JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		1,580	64,927	171,750		377,921
Related party | Payment on behalf | V-Green JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		398,554	16,377,810
Related party | Rental showrooms and charging stations | Vincom Retail Operation LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		174,200	7,158,414	109,551		110,077
Related party | Revenue from sale of electric buses | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, revenues		₫ 87,963	$ 3,614,670	₫ 170,427		₫ 847,128
Revenue, Related Party [Extensible Enumeration]		Related party	Related party	Related party		Related party
Related party | Revenue from sale of electric buses | Ecology JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, revenues		₫ 21,545	$ 885,350	₫ 254,902		₫ 46
Revenue, Related Party [Extensible Enumeration]		Related party	Related party	Related party		Related party
Related party | Capital contribution by offsetting against P-notes | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction						₫ 25,782,160
Related party | Issuance of DPS | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction						13,995,359
Related party | Cash received from selling car vouchers | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction						700,150
Related party | Information technology service fee | VinITIS JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		₫ 103,642	$ 4,258,969	₫ 60,020		28,959
Related party | Information technology service fee | VinCSS JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		61,353	2,521,183	94,196		73,421
Related party | Capital contribution in cash | VIG
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction						106,168
Related party | Purchase of assets, materials and tools | VinFast Lithium Battery Pack LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		138,425	5,688,309	5,140		₫ 80,077
Related party | Revenue from sale of vehicles, including bill and hold sale, as restated | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, revenues		₫ 9,852,019	$ 404,849,764	₫ 18,557,705
Revenue, Related Party [Extensible Enumeration]		Related party	Related party	Related party		Related party
Related party | Revenue from sale of vehicles, including bill and hold sale, as restated | PT Xanh SM Indo
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, revenues		₫ 1,654,307	$ 67,980,563
Revenue, Related Party [Extensible Enumeration]		Related party	Related party	Related party		Related party
Related party | Other revenue | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, revenues		₫ 53,796	$ 2,210,643	₫ 9,184
Revenue, Related Party [Extensible Enumeration]		Related party	Related party	Related party		Related party
Related party | Late payment penalty interest | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		₫ 245,817	$ 10,101,377	₫ 143,856
Related party | Revenue from business cooperation contracts | V-Green JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, revenues		₫ 55,298	$ 2,272,365
Revenue, Related Party [Extensible Enumeration]		Related party	Related party	Related party		Related party
Related party | Charging subsidies | V-Green JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction		₫ 211,875	$ 8,706,595

[1]	Including sales to related parties in 2022, 2023 and 2024 of VND1,023.3 billion, VND19,305.4 billion and VND13,482.8 billion (USD554 million), respectively.
[2]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).